BUSINESS COMBINATIONS - Amounts recognised on acquisition date (Details) - Nov. 05, 2024 - SIMCOM $ in Millions, $ in Millions	USD ($)	CAD ($)
Disclosure of detailed information about business combination [line items]
Current assets, excluding cash on hand		$ 20.4
Current liabilities		(29.4)
Property, plant and equipment		135.5
Right-of-use assets		128.4
Intangible assets		504.8
Deferred tax		(23.7)
Long-term debt, including current portion		(158.5)
Non-current liabilities		(16.5)
Fair value of net assets acquired, excluding cash acquired		561.0
Cash acquired		14.8
Total purchase consideration		575.8
Settlement of pre-existing balances with SIMCOM		(22.4)
Fair value of the Company's previously held equity interest in SIMCOM		(230.6)
Total cash consideration paid on acquisition date	$ 232.3	$ 322.8